April 25, 2006

Operations Center
U.S. Securities and Exchange Commission
Mail Stop 0-7 Room 1414
6432 General Green Way
Alexandria, VA 22312-2413

To Whom It May Concern:

We are enclosing one conformed signature copy of the Company's Correspondence Letter filed with the Securities Exchange Commission today.

Sincerely,
Alliance One International, Inc.

James A. Cooley
Executive Vice President -
Chief Financial Officer